LEASE LIABILITIES - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Changes in Lease Liabilities [Roll Forward]
Values at the beginning of the year, current lease liabilities	$ 42,486	$ 40,546
Values at the beginning of the year, non-current lease liabilities	251,617	298,219
Values at the beginning of the year, lease liabilities	294,103	338,765
Translation differences, current lease liabilities	(2,187)	1,082
Translation differences, non-current lease liabilities	(5,878)	(753)
Translation differences, lease liabilities	(8,065)	329
Net proceeds, current lease liabilities	3,334	192
Net proceeds, non-current lease liabilities	8,319	2,978
Net proceeds, lease liabilities	11,653	3,170
Indexation, current lease liabilities	1,810	(811)
Indexation, non-current lease liabilities	3,009	(8,687)
Indexation, lease liabilities	4,819	(9,498)
Repayments, lease liabilities	(45,604)	(42,144)	$ (38,569)
Interest accrued, lease liabilities	14,967	16,116
Interest paid, current lease liabilities	(12,252)	(12,635)
Reclassifications, current lease liabilities	41,817	40,140
Reclassifications, non-current lease liabilities	(41,817)	(40,140)
Values at the end of the year, current lease liabilities	44,371	42,486	40,546
Values at the end of the year, non-current lease liabilities	215,250	251,617	298,219
Values at the end of the year, lease liabilities	$ 259,621	$ 294,103	$ 338,765